[LOGO] STATE STREET RESEARCH

                        Concentrated International Fund
--------------------------------------------------------------------------------

                         Semi-Annual Report to Shareholders
                         November 30, 2000

In this Report      Investment
                      Update

                                    [GRAPHIC]

                         plus

                            The Fund at a Glance

                            Fund Portfolio and Financials

--------------------------------------------------------------------------------

   Contents

2  Review Since Inception (6/15/00)
   A look at the fund and its market
   environment since its inception

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

Introducing our New President

We are pleased to announce that Richard "Dick" S. Davis has joined State Street Research & Management Company as president and chief executive officer. Dick comes to his new position from our parent company, MetLife, where he has served as senior vice president of fixed income investments and was responsible for the firm's $110 billion fixed income portfolio.

[PHOTO]
Richard S. Davis

Dick began his professional investment career 30 years ago at First Boston Corporation. He spent eight years at J.P. Morgan Investment Management and J.P. Morgan Securities, where he held positions in global fixed income sales management, client sales and service, risk management and product development. Dick holds a BA from Georgetown University and an MBA from Columbia University.

We are delighted to welcome a new leader with such an exceptional track record and outstanding business acumen. You can look forward to hearing from Dick in the communications you receive from State Street Research in the months ahead.

--------------------------------------------------------------------------------
Review Since Inception (6/15/00)
--------------------------------------------------------------------------------

                            How State Street Research
                    Concentrated International Fund Performed

State Street Research Concentrated International Fund returned -15.69% for the period from its inception on June 15, 2000 through November 30, 2000.1,3 The fund underperformed the Morgan Stanley Capital International EAFE Index, a broad measure of stock market performance in developed countries outside the U.S., which returned -11.80%2 over the same period.

Reasons for the Fund's Performance

It was a challenging period for international stock markets and also for the fund. Technology stocks dropped sharply in Europe and Asia during the period. And because the downturn came early in the fund's commencement period, it had a disproportionately negative impact on performance. We have since shifted somewhat out of technology. We also reduced the fund's weighting in Japanese equities from 14% to approximately 2% on fears that the companies we had invested in would not meet their earnings forecasts.

About 18% of the fund's assets remained in cash at the end of the period, which helped stabilize returns in a declining market. However, with a long-term perspective on the international markets, we continue to reduce the cash position to purchase stocks where we have confidence in earnings growth going forward.

Our Outlook

Although there are signs of moderating economic growth around the world, we continue to search for individual companies that can excel in any economic environment. Our strategy is to target 25 to 35 companies with above-average earnings potential and to hold onto them until they meet our expectations. When investing in international equities, we believe it's important to keep a long-term perspective.

Class A Shares(1)

     -15.69% [DOWN ARROW]

"We continue to
target companies
that can excel in
any economic
environment."

[PHOTO]
Tom Moore
Portfolio Manager,
State Street Research
Concentrated
International Fund

Morgan Stanley
Capital International
EAFE Index(2)

     -11.80% [DOWN ARROW]

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Concentrated International Fund

[GRAPHIC] The Fund at a Glance as of 11/30/00

State Street Research Concentrated International Fund invests in a limited number of international stocks.

KONE

KONE, headquartered in Finland, is one of the world's leading manufacturers of elevators and escalators. The stock delivered strong positive performance at a time when the overall market posted a double-digit loss.

[GRAPHIC]

Hits & Misses

[GRAPHIC]

Saipem

Although a declining stock price hurt the fund's performance, we took advantage of it and added to our position because we believe this international energy contractor could benefit from an increase in capital spending by oil companies.

Total Net Assets: $5 million
--------------------------------------------------------------------------------
Top 10 Holdings

      Issuer/Security                                           % of fund assets

 (1)  Actelion                                                              5.1%

 (2)  Unilever                                                              4.2%

 (3)  Novartis                                                              3.9%

 (4)  Heineken                                                              3.5%

 (5)  Technip                                                               3.5%

 (6)  UCB                                                                   3.4%

 (7)  Reed International                                                    3.2%

 (8)  Kone                                                                  3.0%

 (9)  Wolters Kluwer                                                        2.9%

(10)  Akzo Nobel                                                            2.8%

      Total                                                                35.5%

See page 7 for more detail.

--------------------------------------------------------------------------------
Performance

Aggregate total return as of 11/30/00(1,3,4)
(does not reflect sales charges)

                                                                    Life of Fund
Share Class                                                           (6/15/00)
--------------------------------------------------------------------------------
Class A                                                                -15.69%
--------------------------------------------------------------------------------
Class B(1)                                                             -16.01%
--------------------------------------------------------------------------------
Class B                                                                -16.01%
--------------------------------------------------------------------------------
Class C                                                                -16.01%
--------------------------------------------------------------------------------
Class S                                                                -15.59%
--------------------------------------------------------------------------------

Aggregate total return as of 12/31/00(3,4,5)
(at maximum applicable sales charges)

                                                                    Life of Fund
Share Class                                                           (6/15/00)
--------------------------------------------------------------------------------
Class A                                                                -14.95%
--------------------------------------------------------------------------------
Class B(1)                                                             -14.57%
--------------------------------------------------------------------------------
Class B                                                                -14.57%
--------------------------------------------------------------------------------
Class C                                                                -10.97%
--------------------------------------------------------------------------------
Class S                                                                 -9.65%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5 Largest Country Positions

by % of fund assets

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A BAR CHART IN THE PRINTED
MATERIAL]

November 30, 2000

France                                                                     13.1%
--------------------------------------------------------------------------------

Netherlands                                                                12.0%
--------------------------------------------------------------------------------

Switzerland                                                                11.3%
--------------------------------------------------------------------------------

United Kingdom                                                              9.4%
--------------------------------------------------------------------------------

Italy                                                                       6.3%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Ticker Symbols*

State Street Research Concentrated International Fund

Class A: SICAX Class B(1): SICPX Class B: SICBX Class C: SICCX Class S: SICSX

--------------------------------------------------------------------------------
(1)   Does not reflect sales charge.

(2) The Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is comprised of stocks from Europe, Australasia and the Far East. The index is unmanaged and does not take sales charges into consideration. It is not possible to invest directly in the index.

(3)   Aggregate returns are not annualized.

(4) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

*     Proposed.

[GRAPHIC] The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations leading up to the report date, and give a summary of operations on a per-share basis. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                       [GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 14 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Concentrated International Fund

About the Fund
--------------------------------------------------------------------------------

Business structure

State Street Research Concentrated International Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Growth Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities, and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders, and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value, and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees are people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and strategy

The fund seeks to provide long-term growth of capital. Under normal market conditions, the fund invests at least 65% of total assets in a limited number of foreign stocks and other securities, including common and preferred stocks, convertible securities, warrants and depositary receipts.

Share classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75%. Class A shares pay an annual service and distribution fee equal to 0.30% of average daily net assets. Class B(1) and B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within 60 days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest - The fund accrues interest daily as it earns it.

      o     Cash dividends - The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

      o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it intends to elect to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the manage-ment fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees' fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities, and income and expenses. Actual results could differ from those estimates.

The text and notes are an integral part of the financial statements.


6  State Street Research Concentrated International Fund

Portfolio Holdings November 30, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by country of incorporation.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Key to symbols

*     Denotes a security which has not paid a dividend during the last year.

# Denotes an American Depositary Receipt or a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

+ Denotes a Rule 144A restricted security, meaning that it trades only among certain qualified institutional buyers. As of the report date, the fund had 5.11% of net assets in Rule 144A securities.
--------------------------------------------------------------------------------

                                                                         Market
     Issuer                                                    Shares     Value
--------------------------------------------------------------------------------

     Common Stocks 82.4% of net assets

     Australia 1.7%
     Woolworths Ltd.                                           20,400   $ 83,323
                                                                        --------

     Belgium 4.2%
     Interbrew *                                                1,400     40,176
(6)  UCB (GROUPE)                                               4,900    169,504
                                                                        --------
                                                                         209,680
                                                                        --------

     Brazil 1.2%
     Petroleo Brasileiro SA * #                                 2,400     61,800
                                                                        --------

     Canada 3.6%
     Canadian Pacific Ltd.                                      4,200    112,693
     Nortel Networks Holding Co.                                1,800     67,522
                                                                        --------
                                                                         180,215
                                                                        --------

     Finland 3.0%
(8)  Kone Oyj Cl. B                                             2,500    153,158

     France 13.1%
     Aventis SA *                                               1,000     78,394
     Danone Groupe                                                900    119,509
     Pechiney SA Cl. A *                                        2,500     97,504
     Renault SA                                                 2,500    119,353
     Societe Generale De France Cl. A                           1,300     70,090
(5)  Technip                                                    1,500    173,746
                                                                        --------
                                                                         658,596
                                                                        --------

     Germany 5.6%
     Deutsche Bank AG                                           1,000     72,090
     Schering AG                                                2,100    114,463
     Volkswagen AG                                              1,900     93,996
                                                                        --------
                                                                         280,549
                                                                        --------

     Hong Kong 5.4%
     Hutchison Whampoa                                          5,000     59,777
     Li & Fung Ltd.                                            42,000     87,771
     Petrochina Co. Ltd.                                      738,000    126,787
                                                                        --------
                                                                         274,335
                                                                        --------

     Ireland 2.8%
     Allied Irish Banks PLC                                    12,900    139,662
                                                                        --------

     Italy 6.3%
     ENI SPA *                                                 15,500     93,273
     Saipem SPA                                                24,950    125,840
     Tods SPA *                                                 2,500     98,048
                                                                        --------
                                                                         317,161
                                                                        --------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings November 30, 2000 CONTINUED

                                                                     Market
     Issuer                                        Shares            Value
--------------------------------------------------------------------------------

     Japan 1.7%
     Citizen Watch Co. Ltd.                         7,000          $   57,048
     Sony Corp.                                       400              30,146
                                                                   ----------
                                                                       87,194
                                                                   ----------

     Netherlands 12.0%
(10) Akzo Nobel NV                                  3,000             142,310
(4)  Heineken NV                                    3,300             178,064
     IHC Caland NV                                  3,000             137,092
(9)  Wolters Kluwer NV                              5,900             144,479
                                                                   ----------
                                                                      601,945
                                                                   ----------

     Sweden 1.1%
     Skandia Forsakrings AB                         3,700              56,356
                                                                   ----------

     Switzerland 11.3%
(1)  Actelion Ltd. * +                                600             257,039
(3)  Novartis AG *                                    120             194,576
     The Swatch Group AG                              100             115,161
                                                                   ----------
                                                                      566,776
                                                                   ----------

     United Kingdom 9.4%
(7)  Reed International PLC                        17,700             158,998
     Tesco                                         26,800             107,801
(2)  Unilever PLC                                  25,200             209,177
                                                                   ----------
                                                                      475,976
                                                                   ----------

     Total Common Stocks                                            4,146,726(a)
                                                                   ----------

--------------------------------------------------------------------------------
(a)   The fund paid a total of $4,263,073 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8  State Street Research Concentrated International Fund

                                             Coupon    Maturity   Amount of    Market
Issuer                                        Rate       Date     Principal     Value
--------------------------------------------------------------------------------------
Commercial Paper  10.7% of net assets

American Express Credit Corp.                 6.39%   12/01/2000   $240,000   $240,000

Caterpillar Financial Services NV             6.47%   12/01/2000    120,000    120,000

Ford Motor Credit Co.                         6.46%   12/06/2000    179,000    179,000
                                                                              --------
Total Commercial Paper                                                         539,000(1)
                                                                              --------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $539,000 for these securities.
--------------------------------------------------------------------------------

                                                         % of
                                                      Net Assets
--------------------------------------------------------------------------------

Summary of Portfolio Assets

Investments                                              93.1%     $4,685,726

Other Assets, Less Liabilities                            6.9%        349,061
                                                        -----      ----------

Net Assets                                              100.0%     $5,034,787(2)
                                                        =====      ==========

--------------------------------------------------------------------------------
(2)   The fund paid a total of $4,802,073 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At November 30, 2000, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $4,802,073 was as follows:

Aggregate gross unrealized appreciation for all investments in
   which there is an excess of value over tax cost                    $ 142,969

Aggregate gross unrealized depreciation for all investments in
   which there is an excess of tax cost over value                     (259,316)
                                                                      ---------

                                                                      $(116,347)
                                                                      =========
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities November 30, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for share class as of the report date.

Assets

Investments, at value                                            $ 4,685,726(1)
Foreign currency, at value                                             8,892
Receivable for securities sold                                       383,555
Receivable from Distributor                                           43,162
Dividends and interest receivable                                      5,158
Other assets                                                          74,710
                                                                 -----------
                                                                   5,201,203

Liabilities

Payable for securities purchased                                     110,706
Accrued transfer agent and shareholder services                       18,880
Accrued trustees' fees                                                 4,720
Accrued management fee                                                 4,482
Accrued distribution and service fees                                  2,267
Payable to custodian                                                     380
Payable for fund shares redeemed                                         211
Other accrued expenses                                                24,770
                                                                 -----------
                                                                     166,416
                                                                 -----------

Net Assets                                                       $ 5,034,787
                                                                 ===========
Net Assets consist of:
   Unrealized depreciation of investments                        $  (116,347)
   Unrealized appreciation of foreign currency                           552
   Accumulated net realized loss                                    (580,074)
   Paid-in capital                                                 5,730,656
                                                                 -----------
                                                                 $ 5,034,787(2)
                                                                 ===========

--------------------------------------------------------------------------------
(1)   The fund paid a total of $4,802,073 for these securities.
--------------------------------------------------------------------------------
(2)   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

                                        Net Assets / Number of Shares  =   NAV

A                                       $1,583,568        199,300        $7.95*

B(1)                                    $1,080,040        136,348        $7.92**

B                                       $  604,899         76,385        $7.92**

C                                       $  508,062         64,167        $7.92**

S                                       $1,258,218        158,164        $7.96

*     Maximum offering price per share $8.44 ($7.95 / 0.9425)

** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10 State Street Research Concentrated International Fund

Statement of
Operations For the period June 15, 2000 (commencement of operations) to November 30, 2000 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                          $  13,575
Interest                                                               6,909
                                                                   ---------
                                                                      20,484

Expenses

Custodian fee                                                         48,380
Management fee                                                        19,049(1)
Transfer agent and shareholder services                               18,880(2)
Reports to shareholders                                               11,800
Registration fees                                                     11,800
Administration fee                                                     7,770(3)
Audit fee                                                              7,316
Trustees' fees                                                         4,720(4)
Distribution and service fees-Class A                                  1,216
Distribution and service fees-Class B(1)                               4,104(5)
Distribution and service fees-Class B                                  2,690
Distribution and service fees-Class C                                  2,363
Legal fees                                                             1,180
Miscellaneous                                                          1,770
                                                                   ---------
                                                                     143,038
Expenses borne by the Distributor                                   (105,995)(6)
                                                                   ---------
                                                                      37,043
                                                                   ---------
Net investment loss                                                  (16,559)
                                                                   ---------

Realized and Unrealized Gain (Loss)
on Investments

Net realized loss on investments                                    (583,803)(7)
Net realized gain on foreign currency                                  3,729
                                                                   ---------
Total net realized loss                                             (580,074)
                                                                   ---------

Change in unrealized depreciation of
   of investments                                                   (116,347)
Change in unrealized appreciation
   of foreign currency                                                   552
                                                                   ---------
Total change in unrealized depreciation                             (115,795)
                                                                   ---------

Net loss on investments                                             (695,869)
                                                                   ---------
Net decrease in net assets resulting
   from operations                                                 $(712,428)
                                                                   =========

--------------------------------------------------------------------------------
(1)   The management fee is 1.00% of average net assets.
--------------------------------------------------------------------------------
(2) Includes a total of $8,339 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
(3) Payments made to the investment manager for certain administrative costs incurred in providing accounting services to the fund.
--------------------------------------------------------------------------------
(4) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustee fees to affiliated trustees).
--------------------------------------------------------------------------------
(5) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
(6) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
(7) To earn this, the fund sold $4,171,926 of securities. During this same period, the fund also bought $9,018,802 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in
Net Assets For the period June 15, 2000 (commencement of operations) to November 30, 2000 (unaudited)

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders.

Increase (Decrease) in Net Assets

Operations:
Net investment loss                                                 $   (16,559)
Net realized loss on investments                                       (580,074)
Change in unrealized depreciation
   of investments                                                      (115,795)
                                                                    -----------
Net decrease resulting from operations                                 (712,428)
                                                                    -----------
Net increase from fund share transactions                             5,747,215
                                                                    -----------
Total increase in net assets                                          5,034,787

Net Assets

Beginning of period                                                          --
                                                                    -----------
End of period                                                       $ 5,034,787
                                                                    ===========

The text and notes are an integral part of the financial statements.


12 State Street Research Concentrated International Fund

These transactions break down by share class as follows:

                                                         June 15, 2000
                                                 (Commencement of Operations)
                                               to November 30, 2000 (unaudited)
                                               ---------------------------------
Class A                                         Shares               Amount
================================================================================

 Shares sold                                    203,526           $ 1,770,574*

 Shares redeemed                                 (4,226)              (37,649)
                                               ---------------------------------
 Net increase                                   199,300           $ 1,732,925
                                               =================================

Class B(1)                                      Shares               Amount
================================================================================

 Shares sold                                    138,817           $ 1,265,217**

 Shares redeemed                                 (2,469)              (20,254)
                                               ---------------------------------
 Net increase                                   136,348           $ 1,244,963
                                               =================================

Class B                                         Shares               Amount
================================================================================

 Shares sold                                     81,960           $   754,980**

 Shares redeemed                                 (5,575)              (49,908)
                                               ---------------------------------
 Net increase                                    76,385           $   705,072
                                               =================================

Class C                                         Shares               Amount
================================================================================

 Shares sold                                     64,167           $   596,651
                                               ---------------------------------
 Net increase                                    64,167           $   596,651
                                               =================================

Class S                                         Shares               Amount
================================================================================

 Shares sold                                    161,055           $ 1,493,652

 Shares redeemed                                 (2,891)              (26,048)
                                               ---------------------------------
 Net increase                                   158,164           $ 1,467,604
                                               =================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share. At November 30, 2000, MetLife owned 53,022 shares of each Class A, Class B(1), Class B and Class C and 106,045 Class S shares of the fund.

* Includes $3,803 and $10,185 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $15,370 and $120 for Class B(1) and Class B were paid by the distributor, not the fund.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance for the period June 15, 2000 (commencement of operations) to November 30, 2000 (unaudited)(a).

                                                          -----------------------------------------------------------------------
Per Share Data                                             Class A       Class B(1)      Class B        Class C        Class S
=================================================================================================================================
Net asset value, beginning of period ($)                     9.43           9.43           9.43           9.43           9.43
                                                           ------         ------         ------         ------         ------
   Net investment loss ($)*                                 (0.03)         (0.06)         (0.05)         (0.04)         (0.01)

   Net realized and unrealized loss on investments and
   foreign currency ($)                                     (1.45)         (1.45)         (1.46)         (1.47)         (1.46)
                                                           ------         ------         ------         ------         ------
Total from investment operations ($)                        (1.48)         (1.51)         (1.51)         (1.51)         (1.47)
                                                           ------         ------         ------         ------         ------
Net asset value, end of period ($)                           7.95           7.92           7.92           7.92           7.96
                                                           ======         ======         ======         ======         ======
Total return (%)(b)                                        (15.69)(c)     (16.01)(c)     (16.01)(c)     (16.01)(c)     (15.59)(c)

Ratios/Supplemental Data
=================================================================================================================================
Net assets at end of period ($ thousands)                   1,584          1,080            605            508          1,258

Expense ratio (%)*                                           1.70(d)        2.40(d)        2.40(d)        2.40(d)        1.40(d)

Ratio of net investment loss to
average net assets (%)*                                     (0.92)(d)      (1.56)(d)      (1.17)(d)      (1.06)(d)      (0.14)(d)

Portfolio turnover rate (%)                                111.98         111.98         111.98         111.98         111.98

*Reflects voluntary reduction of
 expenses per share of these amounts                         0.20           0.22           0.23           0.23           0.22

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the fund's expenses.

(c)   Not annualized.

(d)   Annualized.

The text and notes are an integral part of the financial statements.


14 State Street Research Concentrated International Fund

Board of Trustees

Richard S. Davis
Chairman of the Board,
President and Chief Executive Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

[LOGO] STATE STREET RESEARCH
One Financial Center  Boston, MA 02111

Contact Information for
INVESTOR SERVICES
--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

[INTERNET]  internet
            www.statestreetresearch.com

[COMPUTER]  e-mail
            info@ssrfunds.com

[PHONE]     phone
            1-87-SSR-FUNDS (1-877-773-8637), 7 days a week, 24 hours a day
            Hearing-impaired: 1-800-676-7876
            Chinese and Spanish-speaking: 1-888-638-3193

[FAX]       fax
            1-617-737-9722 (request confirmation number first from the Service Center by calling 1-87-SSR-FUNDS or 1-877-773-8637)

[MAILBOX]   mail
            State Street Research Service Center
            P.O. Box 8408, Boston, MA 02266-8408

For 24-hour
Automated Access
to Your Account

[PHONE]  1-87-SSR-FUNDS
         ----------------
         (1-877-773-8637)

www.statestreetresearch.com

OverView
---------------------------------------
For more information on the products
and services mentioned in OverView,
our shareholder newsletter, visit our
Web site at www.statestreetresearch.com

State Street Research
         FYI
--------------------------------------------------------------------------------
Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am - 6pm Eastern Time, to learn more.

---------------------------
           [LOGO]
           DALBAR
   HONORS COMMITMENT TO:
         INVESTORS
            2000
---------------------------
 for Excellence in Service

(1) An investment in the State Street Research Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

--------------------------------------------------------------------------------

This report must be accompanied or preceded by a current State Street Research Concentrated International Fund prospectus. When used after March 31, 2001 this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus of any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

State Street Research
Spectrum of Funds
--------------------------------------------------------------------------------

       Income                      Growth & Income                       Growth
High Income Fund              Argo Fund                          Global Resources Fund
Strategic Income Fund         Alpha Fund                         Emerging Growth Fund
New York Tax-Free Fund        Strategic Growth & Income Fund     Health Sciences Fund
Tax-Exempt Fund               Strategic Income Plus Fund         Mid-Cap Growth Fund
Government Income Fund                                           Aurora Fund
Money Market Fund(1)                                             Concentrated International Fund
                                                                 International Equity Fund
                                                                 Concentrated Growth Fund
                                                                 Growth Fund
                                                                 Galileo Fund
                                                                 Investment Trust
                                                                 Legacy Fund

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

Control Number:(exp0102)SSR-LD                                      Cl-2982-0101

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                                 TECHNOLOGY FUND
                                 ---------------

                               SEMIANNUAL REPORT

                               November 30, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE
                               About the fund,
                               economy and markets

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS



                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
                                                                 in
                                                               Service

[Logo] STATE STREET RESEARCH

STATE STREET RESEARCH TECHNOLOGY FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY

o The Federal Reserve has orchestrated a slowdown of the U.S. economy. Gross domestic product grew at a 2.4% pace during the third quarter of 2000, down significantly from previous quarters.

o Inflation remained tame -- though higher than six months ago -- at 3.5%.

o Consumer confidence appears to be waning. Retail sales fell for the first time since April.

o The jobless rate edged upward to 4% toward the end of the period after months of hovering near a three-decade low.

THE MARKETS

o Equity market performance was rocky during the six-month period, as investors expressed concern about disappointing earnings reports and the effects of rising oil prices. The Nasdaq sunk into bear market territory, ending the period at -23.61%, while the S&P 500 returned -6.92%.(1)

o The yield on the bond market's new benchmark, the 10-year intermediate Treasury bond, fell from 6.28% to 5.46%, helped by optimism about the economic slowdown plus a federal buyback of bonds. Other areas of the bond market eked out modest returns, while high-yield bonds struggled.

THE FUND

SINCE THE FUND'S INCEPTION

o From its inception on August 31, 2000 through the period ended November 30, 2000, Class A shares of State Street Research Technology Fund returned -36.69% (does not reflect sales charge). The fund outperformed the Lipper Science and Technology Funds Average, which returned -41.37% for the same period.(1)

o The fund began in a challenging environment as worries over the effects of a slower economy triggered a correction in the technology sector, which remained volatile throughout the period.

o The fund's early emphasis on telecommunications equipment and its relatively light exposure to semiconductor stocks helped the fund outperform the majority of its peers.

CURRENT STRATEGY

o Our goal has been to structure the fund as a moderately aggressive sector fund, which seeks to balance aggressiveness with prudence.

o Shareholders should keep in mind that the fund's focus on a single sector heightens its volatility, and periods of underperformance from time to time are normal.

o We believe that over the long term, technology stocks will continue to be a key driver of our economy and that they continue to have the potential to outperform the broader market.

November 30, 2000

(1) The S&P 500 (officially the "S&P Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index. The Lipper Science and Technology Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows how well the fund has done compared with competing funds.

(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(3) Performance reflects a maximum 5.75% Class A share front-end sales charge.

(4) Aggregate total return; not annualized.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended November 30, 2000 except as otherwise noted)
-------------------------------------------------------------------------------

AGGREGATE TOTAL RETURN(2),(3),(4)
(at maximum applicable sales charge)
-----------------------------------------------------------------
                            LIFE OF FUND
                          (since 8/31/00)
-----------------------------------------------------------------
Class A                       -40.33%
-----------------------------------------------------------------

AGGREGATE TOTAL RETURN(2),(3),(4)
for period ended 12/31/00
(at maximum applicable sales charge)
-----------------------------------------------------------------
                            LIFE OF FUND
                          (since 8/31/00)
-----------------------------------------------------------------
Class A                       -41.53%
------------------------------------------------------------------

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 EMC Memory devices                             6.6%
 2 VERITAS SOFTWARE Computer software             4.9%
 3 SUN MICROSYSTEMS Computer technology           4.7%
 4 MICROSOFT Computer software                    4.2%
 5 MERCURY INTERACTIVE Computer software          4.0%
 6 FLEXTRONICS INTERNATIONAL Semiconductors       3.1%
 7 I2 TECHNOLOGIES Computer software              3.0%
 8 QUALCOMM Communications equipment              2.7%
 9 IBM Computer systems                           2.5%
10 CISCO SYSTEMS Data networking                  2.4%

These securities represent an aggregate of 38.1% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)


COMPUTER SOFTWARE                              30.8%
COMPUTER TECHNOLOGY                            16.4%
COMMUNICATIONS TECHNOLOGY                      10.7%
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS         6.7%
ELECTRONICS                                     4.9%

Total: 69.5%

STATE STREET RESEARCH TECHNOLOGY FUND
-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
November 30, 2000 (Unaudited)
-------------------------------------------------------------------------------
                                                                         VALUE
                                                          SHARES       (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 73.5%
CONSUMER DISCRETIONARY 1.3%
COMMERCIAL SERVICES 0.8%
Commerce One Inc.* ................................         200       $   5,762
                                                                      ---------
CONSUMER ELECTRONICS 0.5%
Internap Network Services Corp.* ..................         310           3,410
                                                                      ---------
Total Consumer Discretionary ......................                       9,172
                                                                      ---------
PRODUCER DURABLES 2.0%
PRODUCTION TECHNOLOGY EQUIPMENT 2.0%
KLA-Tencor Corp.* .................................         240           6,600
Lam Research Corp.* ...............................         460           6,900
                                                                      ---------
                                                                         13,500
                                                                      ---------
Total Producer Durables ...........................                      13,500
                                                                      ---------
TECHNOLOGY 69.5%
COMMUNICATIONS TECHNOLOGY 10.7%
Aether Systems Inc.* ..............................          40           2,265
Ciena Corp.* ......................................         100           7,594
Cisco Systems Inc.* ...............................         340          16,278
Extreme Networks Inc.* ............................         130           6,679
Foundry Networks, Inc.* ...........................         200           7,375
Metromedia Fiber Network Inc. Cl. A* ..............         310           3,623
Qualcomm Inc.* ....................................         230          18,457
Redback Networks Inc.* ............................          80           5,585
Sonus Networks Inc.* ..............................         190           4,619
                                                                      ---------
                                                                         72,475
                                                                      ---------
COMPUTER SOFTWARE 30.8%
Ariba Inc.* .......................................         190          11,828
Art Technology Group Inc.* ........................         170           4,877
Check Point Software Technologies Ltd.* ...........         140          14,367
E Piphany Inc.* ...................................         330          12,942
i2 Technologies Inc.* .............................         210          20,239
Interwoven Inc.* ..................................          90           4,956
Intuit, Inc.* .....................................         180           8,201
Mercury Interactive Corp.* ........................         400          26,925
Microsoft Corp.* ..................................         500          28,687
Oracle Corp.* .....................................         510          13,515
Siebel Systems Inc.* ..............................         200          13,975
VeriSign Inc.* ....................................          80           6,935
Veritas Software Co.* .............................         340          33,171
Vignette Corp.* ...................................         550           8,663
                                                                      ---------
                                                                        209,281
                                                                      ---------
COMPUTER TECHNOLOGY 16.4%
EMC Corp.* ........................................         600          44,625
International Business Machines Corp. .............         180          16,830
Palm Inc. .........................................         340          12,304
Sandisk Corp.* ....................................         140           5,574
Sun Microsystems Inc.* ............................         420          31,946
                                                                      ---------
                                                                        111,279
                                                                      ---------
ELECTRONICS 4.9%
Flextronics International Ltd. ....................         830          20,802
Solectron Corp.* ..................................         450          12,600
                                                                      ---------
                                                                         33,402
                                                                      ---------
ELECTRONICS:
SEMI-CONDUCTORS/COMPONENTS 6.7%
Altera Corp.* .....................................         200        $  4,788
Analog Devices Inc.* ..............................         120           5,955
Applied Micro Circuits Corp.* .....................         250          12,109
Hi/fn Inc.* .......................................          80           2,625
Intel Corp. .......................................         180           6,851
Texas Instruments Inc. ............................         350          13,059
                                                                      ---------
                                                                         45,387
                                                                      ---------
Total Technology ..................................                     471,824
                                                                      ---------
UTILITIES 0.7%
TELECOMMUNICATIONS 0.7%
XO Communications Inc. Cl A* ......................         330           4,909
                                                                      ---------
Total Utilities ...................................                       4,909
                                                                      ---------
Total Common Stocks (Cost $768,289) ...............                     499,405
                                                                      ---------

-------------------------------------------------------------------------------
                                              PRINCIPAL  MATURITY
                                               AMOUNT      DATE
-------------------------------------------------------------------------------
COMMERCIAL PAPER 22.1%
Federal Home Loan Mortgage Corp., 6.40% ...   $150,000  12/01/2000      150,000
                                                                      ---------
Total Commercial Paper (Cost $150,000) .........................        150,000
                                                                      ---------
Total Investments (Cost $918,289) - 95.6% ......................        649,405
Cash and Other Assets, Less Liabilities - 4.4% .................         29,555
                                                                      ---------
Net Assets - 100.0% ............................................     $  678,960
                                                                     ==========

Federal Income Tax Information:

At November 30, 2000, the net unrealized depreciation of
  investments based on cost for Federal income tax purposes of
  $918,289 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost ..............      $  4,792
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ..............       (273,676)
                                                                      ---------
                                                                      $(268,884)
                                                                      =========

-------------------------------------------------------------------------------
* Nonincome-producing securities.

STATE STREET RESEARCH TECHNOLOGY FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
November 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $918,289) (Note 1) .................      $ 649,405
Cash ...........................................................         23,278
Receivable from Distributor ....................................         17,281
Receivable for securities sold .................................          7,970
Dividends and interest receivable ..............................            107
                                                                      ---------
                                                                        698,041
LIABILITIES
Accrued management fee (Note 2) ................................          1,313
Accrued trustees' fees (Note 2) ................................          1,280
Accrued administration fee (Note 2) ............................          1,232
Accrued registration fees ......................................            832
Accrued service and distribution fee (Note 5) ..................            464
Payable for fund shares redeemed ...............................            329
Accrued transfer agent and shareholder services (Note 2) .......            320
Other accrued expenses .........................................         13,311
                                                                      ---------
                                                                         19,081
                                                                      ---------
NET ASSETS .....................................................      $ 678,960
                                                                      =========
Net Assets consist of:
  Unrealized appreciation of investments .......................      $(268,884)
  Accumulated net realized loss ................................       (118,192)
  Paid-in capital ..............................................      1,066,036
                                                                      ---------
                                                                      $ 678,960
                                                                      =========
Net Asset Value and redemption price per share of Class A
  shares ($678,960 / 113,704 shares) ...........................          $5.97
                                                                          =====
Maximum Offering Price per share of Class A shares ($5.97 / .9425)        $6.33
                                                                          =====

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TECHNOLOGY FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the period August 31, 2000 (commencement of operations) to November 30, 2000 (Unaudited)

INVESTMENT INCOME
Dividends ......................................................      $      34
Interest .......................................................          1,384
                                                                      ---------
                                                                          1,418
EXPENSES
Custodian fee ..................................................          9,600
Administration fee (Note 2) ....................................          6,384
Audit fee ......................................................          3,584
Management fee (Note 2) ........................................          2,039
Trustees' fees (Note 2) ........................................          1,280
Registration fees ..............................................            832
Service and distribution fees -- Class A (Note 5) ..............            719
Reports to shareholders ........................................            640
Transfer agent and shareholder services (Note 2) ...............            320
Legal fees .....................................................            256
Miscellaneous ..................................................            512
                                                                      ---------
                                                                         26,166
Expenses borne by the Distributor (Note 3) .....................        (22,569)
                                                                      ---------
                                                                          3,597
                                                                      ---------
Net investment loss ............................................         (2,179)
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments (Notes 1 and 4) ...............       (118,192)
Change in unrealized depreciation of investments ...............       (268,884)
                                                                      ---------
Net loss on investments ........................................       (387,076)
                                                                      ---------
Net decrease in net assets resulting from operations ...........      $(389,255)
                                                                      =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TECHNOLOGY FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

For the period August 31, 2000 (commencement of operations) to November 30, 2000 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ............................................      $  (2,179)
Net realized loss on investments ...............................       (118,192)
Change in unrealized depreciation of investments ...............       (268,884)
                                                                      ---------
Net decrease resulting from operations .........................       (389,255)
                                                                      ---------
Proceeds from sale of shares and net increase from fund share
  transactions (Note 7) ........................................      1,068,215
                                                                      ---------
Total increase in net assets ...................................        678,960

NET ASSETS
Beginning of period ............................................           --
                                                                      ---------
End of period ..................................................      $ 678,960
                                                                      =========
Number of shares:
Sold ...........................................................        113,704
                                                                      ---------
Net increase in fund shares ....................................        113,704
                                                                      =========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TECHNOLOGY FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
November 30, 2000

NOTE 1

State Street Research Technology Fund (the "Fund"), is a series of State Street Research Growth Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of three separate funds: State Street Research Technology Fund, State Street Research Concentrated International Fund and State Street Research Growth Fund.

The investment objective of the Fund is to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in securities of companies in technology and related industries. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

The Fund offers five classes of shares. Only Class A shares are presently available for purchase. Class B(1), Class B, Class C, and Class S are not being offered at this time. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are being offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distributon fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the period August 31, 2000 (commencement of operations) to November 30, 2000, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the period August 31, 2000 (commencement of operations) to November 30, 2000, the fees pursuant to such agreement amounted to $2,039.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the
"Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period August 31, 2000 (commencement of operations) to November 30, 2000, the amount of such expenses was $140.

The fees of the Trustees not currently affiliated with the Adviser amounted to $1,280 during the period August 31, 2000 (commencement of operations) to November 30, 2000.

Effective May 3, 2000, the Fund has agreed to pay the Adviser for certain administrative costs incurred in providing accounting services to the Fund. The fee was based on a fixed annual amount that has been allocated equally among the State Street Research Funds. During the period August 31, 2000 (commencement of operations) to November 30, 2000, the amount of such expenses was $6,384.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period August 31, 2000 (commencement of operations) to November 30, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $22,569.

The Fund has adopted a plan to limit the Fund's expenses to certain annual limits. Under the plan, the overall expenses for the Fund will not fall below the percentage limitation until the Distributor has been fully reimbursed for fees and expenses paid by the Distributor. The Fund will reimburse the Distributor in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitations.

NOTE 4

For the period August 31, 2000 (commencement of operations) to November 30, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $1,361,406 and $474,925, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service and distribution fees to the Distributor at a rate of 0.30% of average daily net assets for Class A. Class B(1), Class B and Class C shares pay annual service and distribution fees of 1.00% of average daily net assets. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period August 31, 2000 (commencement of operations) to November 30, 2000, fees pursuant to such plans amounted to $719 for Class A shares.

NOTE 6

Under normal market conditions the Fund invests not less than 65% of its total assets in equity securities of domestic and foreign companies in technology and related industries. Also, the Fund may invest up to 35% of its total assets in the securities of issuers in industries that are not related to technology. Accordingly, the Fund's investments will fluctuate in response to a variety of economic, political and other factors peculiar to technology and may fluctuate more widely than a portfolio that invests in a broader range of industries.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At November 30, 2000, the Adviser owned one Class A share and MetLife owned 106,045 Class A shares of the Fund.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
For a Class A share outstanding from August 31, 2000 (commencment of operations) to November 30, 2000 (Unaudited)(a)

NET ASSET VALUE, BEGINNING OF PERIOD ($)                             9.43
                                                                    -----
  Net investment loss ($)*                                          (0.02)
  Net realized and unrealized loss on investments ($)               (3.44)
                                                                    -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                (3.46)
                                                                    -----
NET ASSET VALUE, END OF PERIOD ($)                                   5.97
                                                                    =====
Total return(b) (%)                                                (36.69)(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                             679
Expense ratio (%)*                                                   1.50(d)
Expense ratio after expense reductions (%)*                          1.50(d)
Ratio of net investment loss to average net assets (%)*             (0.91)(d)
Portfolio turnover rate (%)                                         56.29
* Reflects voluntary reduction of expenses per share of
  these amounts (Note 3) ($)                                         0.20

------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH TECHNOLOGY FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH GROWTH TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RICHARD S. DAVIS                       RICHARD S. DAVIS
TECHNOLOGY FUND                            Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President and Chief
Boston, MA 02111                           Chief Executive Officer                Executive Officer,
                                                                                  State Street Research &
INVESTMENT ADVISER                         THOMAS P. MOORE, JR.                   Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JAMES M. WEISS                         Former Chairman of the Board
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                KENNARD WOODWORTH, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       GERARD P. MAUS                         for Finance and Operations and
Boston, MA 02111                           Treasurer                              Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       DOUGLAS A. ROMICH
State Street Research                      Assistant Treasurer                    DEAN O. MORTON
Service Center                                                                    Former Executive Vice President,
P.O. Box 8408                              FRANCIS J. MCNAMARA, III               Chief Operating Officer
Boston, MA 02266-8408                      Secretary and General Counsel          and Director, Hewlett-Packard
1-87-SSR-FUNDS (1-877-773-8637)                                                   Company
                                           DARMAN A. WING
CUSTODIAN                                  Assistant Secretary and                SUSAN M. PHILLIPS
State Street Bank and                      Assistant General Counsel              Dean, School of Business and
Trust Company                                                                     Public Management, George
225 Franklin Street                        SUSAN E. BREEN                         Washington University; former
Boston, MA 02110                           Assistant Secretary                    Member of the Board of Governors
                                                                                  of the Federal Reserve System and
LEGAL COUNSEL                              AMY L. SIMMONS                         Chairman and Commissioner of
Ropes & Gray                               Assistant Secretary                    the Commodity Futures Trading
One International Place                                                           Commission
Boston, MA 02110
                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  Founders Investments Ltd.
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH TECHNOLOGY FUND
One Financial Center
Boston, MA 02111








QUESTIONS? COMMENTS?

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    info@ssrfunds.com

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    www.StateStreetResearch.com

CALL us at 1-87-SSR-FUNDS (1-877-773-8637) or
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WRITE us at:
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    P.O. Box 8408
    Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C) State Street Research Investment Services, Inc.,
One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Technology Fund prospectus.

When used after march 31, 2001, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0102)SSR-LD                                    TF-2993-0101